Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Schedule of Information About Investments

	2024			2023
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortised cost
Time deposits	$288,387	$108,000	$396,387	$314,495	$100,000	$414,495
Bonds	190,355	141,459	331,814	293,311	160,132	453,443
	478,742	249,459	728,201	607,806	260,132	867,938
Allowance for expected credit losses	(580)	(523)	(1,103)	(1,060)	(1,198)	(2,258)
	478,162	248,936	727,098	606,746	258,934	865,680
Investment at fair value through profit or loss
Investment funds	107,757	—	107,757	102,063	—	102,063
	$585,919	$248,936	$834,855	$708,809	$258,934	$967,743